Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 5,461	$ 5,549	$ 16,987	$ 17,808
Finance and interest income	288	301	887	960
Net revenues	5,749	5,850	17,874	18,768
Agricultural equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,359	2,431	7,291	8,043
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	595	591	1,726	1,933
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,114	2,189	6,754	6,696
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	850	800	2,755	2,648
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,461	5,549	16,987	17,808
Finance and interest income	39	32	103	162
Net revenues	5,500	5,581	17,090	17,970
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,461	5,549	16,987	17,808
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(457)	(462)	(1,539)	(1,512)
Financial services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	386	390	1,173	1,226
Net revenues	386	390	1,173	1,226
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	386	390	1,173	1,226
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Finance and interest income	$ (98)	$ (89)	$ (286)	$ (266)